Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000131515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Developing World Fund Institutional Shares
C000079787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Developing World Fund Investor Shares
C000131514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Growth Fund Institutional Shares
C000065109
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Growth Fund Investor Shares
C000131513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Income Fund Institutional Shares
C000012979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Income Fund Investor Shares
C000160667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Participation Fund Institutional Shares
C000160666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amana Participation Fund Investor Shares
Without Sales Load [Member] | C000131515
Average Annual Return [Line Items]
Average Annual Return, Percent	53.27%	8.84%	8.59%
Without Sales Load [Member] | C000079787
Average Annual Return [Line Items]
Average Annual Return, Percent	52.89%	8.61%	8.39%
Without Sales Load [Member] | C000131514
Average Annual Return [Line Items]
Average Annual Return, Percent	36.70%	14.20%	17.84%
Without Sales Load [Member] | C000065109
Average Annual Return [Line Items]
Average Annual Return, Percent	36.38%	13.92%	17.56%
Without Sales Load [Member] | C000131513
Average Annual Return [Line Items]
Average Annual Return, Percent	23.28%	11.14%	12.37%
Without Sales Load [Member] | C000012979
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%	10.88%	12.11%
Without Sales Load [Member] | C000160667
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	1.71%	2.49%
Without Sales Load [Member] | C000160666
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	1.44%	2.25%
Bloomberg Emerging Markets Large, Mid & Small
Average Annual Return [Line Items]
Average Annual Return, Percent	45.91%	6.79%	10.76%
Bloomberg Emerging Markets Large, Mid & Small
Average Annual Return [Line Items]
Average Annual Return, Percent	45.91%	6.79%	10.76%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.61%	13.89%	15.78%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.61%	13.89%	15.78%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.61%	13.89%	15.78%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.61%	13.89%	15.78%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%	(1.58%)	0.74%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	55.15%	8.03%	11.12%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	55.15%	8.03%	11.12%
Bloomberg 1000 Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.89%	14.24%	17.57%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%
Bloomberg 1000 Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.89%	14.24%	17.57%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%
Bloomberg 1000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.13%	10.97%	11.81%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%
Bloomberg 1000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.13%	10.97%	11.81%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.15%	15.65%
Bloomberg Custom Sukuk
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	0.00%	0.00%
FTSE IdealRatings Sukuk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	1.84%	3.39%
Bloomberg Custom Sukuk
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	0.00%	0.00%
FTSE IdealRatings Sukuk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	1.84%	3.39%